Issued capital and reserves (Tables)	12 Months Ended
Mar. 31, 2023
Issued capital [abstract]
Disclosure of Reconciliation of Share Capital

	For the financial year ended March 31
	2023				2022			2021
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares	Total
Opening balance at April 1	192,534,962	17,788,512	—	210,323,474	187,534,962	23,717,989	211,252,951	40,000,000	—	40,000,000
Effects of the capital reorganization on Aug 28, 2020	—	—	—	—	—	—	—	127,824,796	23,717,989	151,542,785
Issuance of share capital Global Blue Group Holding A.G.	8,587,786	—	21,176,470	29,764,256	—	—	—	19,596,142	—	19,596,142
Conversion of preference shares into ordinary shares	—	—	—	—	—	—	—	—	(5,929,477)	(5,929,477)
Assign the preference shares to ListCo.	—	—	—	—	—	—	—	—	5,929,477	5,929,477
Exercises of warrants	—	—	—	—	—	—	—	114,024	—	114,024
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	—	104,135	5,000,000	—	5,000,000	—	—	—
Cancellation of preference shares by Global Blue Group Holding A.G.	—	(104,135)	—	(104,135)	—	(5,929,477)	(5,929,477)	—	—	—
Closing balance at March 31	201,226,883	17,684,377	21,176,470	240,087,730	192,534,962	17,788,512	210,323,474	187,534,962	23,717,989	211,252,951

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2023
	Ordinary shares	Preference shares	Total	Ownership (4)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	47.8%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	19.7%	2,701,935
CK Opportunities Fund I, LP (3)	9,286,969	21,176,470	30,463,439	13.3%	—
Ant Group	12,500,000	—	12,500,000	5.5%	—
GB Directors, Executive Management & Other Employees	8,883,950	774,517	9,658,467	4.2%	516,317
Other Shareholders	21,796,402	—	21,796,402	9.5%	20,969,283
Total excl. GB Group	189,855,747	38,860,611	228,716,358	100.0%	30,735,950
GB Group	11,371,136	236	11,371,372		—
Total incl. GB Group	201,226,883	38,860,847	240,087,730		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2022
	Ordinary shares	Preference shares	Total	Ownership (4)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	55.1%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	22.7%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,198,164	878,652	10,076,816	5.1%	516,317
Other Shareholders	21,539,634	—	21,539,634	10.9%	20,969,283
Total excl. GB Group	180,626,224	17,788,276	198,414,500	100.0%	30,735,950
GB Group	11,908,738	236	11,908,974		—
Total incl. GB Group	192,534,962	17,788,512	210,323,474		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of 31 March 2021
	Ordinary shares	Preference shares	Total	Ownership (4)	Warrants
Silver Lake and Affiliates (1)	98,017,072	11,970,487	109,987,559	55.5%	6,548,415
Partners Group and Affiliates (2)	40,442,783	4,939,137	45,381,920	22.9%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.0%	516,317
Other Shareholders	20,468,205	—	20,468,205	10.3%	20,969,283
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950
GB Group	7,000,000	5,929,477	12,929,477		—
Total incl. GB Group	187,534,962	23,717,989	211,252,951		30,735,950
(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Corresponds to Certares Opportunities LLC and Knighthead Opportunities Capital Management, LLC
(4) - Excludes GB Group

Disclosure of Reconciliation of Treasury Shares

For the financial year ended March 31, 2023

Treasury shares	Number of shares				Value (EUR thousand)
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1, 2022	12,995,018	104,371	—	13,099,389	(9,297)	(882)	—	(10,179)
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	—	104,135	(1)	—	—	(1)
Vested RSA shares	(538,044)	—	—	(538,044)	5	—	—	5
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(1,189,977)	—	—	(1,189,977)	9,179	—	—	9,179
Cancellation of preference shares A by Global Blue Group Holding A.G.	—	(104,135)	—	(104,135)	—	879	—	879
Acquisition of treasury shares	4	—	—	4	—	—	—	—
Closing balance as of March 31, 2023	11,371,136	236	—	11,371,372	(114)	(3)	—	(117)

For the financial year ended March 31, 2022

Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of April 1, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)
Acquisition of treasury shares as at Conversion of shares	34,711	(34,711)	—	(366)	366	—
Acquisition of treasury shares (September 2021)	5,000,000	—	5,000,000	(46)	—	(46)
Acquisition of treasury shares (January 2022)	1,217	236	1,453	(9)	(2)	(11)
Vested RSA shares March 2022	(92,479)	—	(92,479)	1	—	1
Closing balance as of March 31, 2022	12,995,018	104,371	13,099,389	(9,297)	(882)	(10,179)

For the financial year ended March 31, 2021

Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of April 1, 2020	—	—	—	—	—	—
Acquisition of treasury shares	1,051,569	138,846	1,190,415	(8,812)	(1,246)	(10,058)
Acquisition of treasury shares post-merger with FPAC	7,000,000	—	7,000,000	(65)	—	(65)
Closing balance as of March 31, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)